Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of Minimum Future Non-Cancelable Annual Operating Lease Obligations	Future minimum lease payments under non-cancelable operating leases are as follows (in thousands):

Amount
2018	$24,467
2019	20,872
2020	17,733
2021	14,189
2022	11,156
Thereafter	29,884
Total	$118,301